Amberwave Invest USA JSG Fund

(Symbol: IUSA)

a series of Northern Lights Fund Trust II

Supplement dated December 23, 2022

to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information

dated January 14, 2022.

Effective immediately, Amberwave Invest USA JSG Fund (the “Fund”) will be listed on Cboe BZX Exchange, Inc. All references to NYSE Arca, Inc. are deleted in their entirety.

This Supplement, the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, dated January 14, 2022, provide information that you should know before investing in the Fund and should be retained for future reference. The Summary Prospectus, Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-888-926-1931.

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